SCHEDULE OF DEFERRED TAX ASSETS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss carryforwards removed on dissolution of subsidiary	$ (1,114,893)
Non-capital losses	14,466,345	12,393,800
Exploration and evaluation assets	5,820,101	5,068,587
Property and equipment	(4,366,698)	(4,603,539)
Share issuance costs	197,463	366,816
Deferred income tax assets	$ 15,002,318	$ 13,225,664